As filed with the Securities and Exchange Commission
                               on October 27, 1998

                                                     Registration Nos. 333-44193
                                                                       811-08605

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
       Pre-Effective Amendment No.                                      [ ]
                                    ---
       Post-Effective Amendment No.  4                                  [X]
                                    ---

                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

       Amendment No. 6
                    ---

                        (Check appropriate box or boxes.)

                            PBHG ADVISOR FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                               825 Duportail Road
                                 Wayne, PA 19087
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)


   Registrant's Telephone Number, Including Area Code         (610) 647-4100
                                                              --------------

                                Harold J. Baxter
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                     ---------------------------------------
                     (Name and Address of Agent For Service)


                                   Copies to:

William H. Rheiner, Esq.                       John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll, LLP         Pilgrim Baxter & Associates, Ltd.
1735 Market Street, 51st Floor                 825 Duportail Road
Philadelphia, PA 19103-7599                    Wayne, PA 19087
(215) 864-8600                                 (610) 578-1206

Approximate Date of Proposed Public Offering: As soon as practicable after effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
---

       on (date) pursuant to paragraph (b)
---

 X     60 days after filing pursuant to paragraph (a)(1)
---

       on (date) pursuant to paragraph (a)(1)
---

       75 days after filing pursuant to paragraph (a)(2)
---

       on (date) pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:

 X     this post-effective amendment designates a new effective date for a
---    previously filed post-effective amendment.

Title of Securities being registered: Common Stock

                                   SIGNATURES


Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 26th day of October, 1998.


                                        PBHG ADVISOR FUNDS, INC.
                                        Registrant

                                        By: /s/ Harold J. Baxter
                                            ------------------------
                                            Harold J. Baxter
                                            Chairman and Director


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons on the 26th day of October, 1998 in the capacities and on the dates indicated.


SIGNATURE AND TITLE                                                   DATE

/s/ Harold J. Baxter          Chairman and Director             October 26, 1998
-------------------------
Harold J. Baxter

         *                    Director                          October 26, 1998
-------------------------
John R. Bartholdson

         *                    Director                          October 26, 1998
-------------------------
Jettie M. Edwards


         *                    Director                          October 26, 1998
-------------------------
Albert A. Miller


/s/ Gary L. Pilgrim           President                         October 26, 1998
-------------------------
Gary L. Pilgrim


         *                    Executive Vice President          October 26, 1998
-------------------------
Paul J. Hondros


/s/ Brian F. Bereznak         Vice President                    October 26, 1998
--------------------------
Brian F. Bereznak

/s/ Lee T. Cummings           Treasurer, Chief Financial        October 26, 1998
--------------------------    Officer and Controller
Lee T. Cummings


                              *By: /s/ John M. Zerr
                                   ---------------------
                                   John M. Zerr
                                   Attorney-in-Fact